Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current portion of long-term borrowings
Current portion of long-term borrowings	$ 539	$ 178
Long-term borrowings
Long-term borrowings	18,027	751
Borrowings	18,566	929
Promissory Note
Current portion of long-term borrowings
Current portion of long-term borrowings	135	130
Long-term borrowings
Long-term borrowings	568	703
Obligation Under Finance Leases
Current portion of long-term borrowings
Current portion of long-term borrowings	66	48
Long-term borrowings
Long-term borrowings	103	$ 48
Accrued Interest
Current portion of long-term borrowings
Current portion of long-term borrowings	338
Credit Facility
Long-term borrowings
Long-term borrowings	$ 17,356